Investment in Joint Venture (Joint Venture Using Equity Method) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Investment in joint venture, beginning balance	$ 1,750
Investment in joint venture, ending balance	2,797	$ 1,750
Enbridge [member]
Disclosure of joint ventures [line items]
Investment in joint venture, beginning balance
Equity investment in joint venture	1,123
Amortization of deferred loss on disposal	(9)
Foreign currency translation	62
Investment in joint venture, ending balance	1,176
Kolon Water And Energy Co. Ltd [member]
Disclosure of joint ventures [line items]
Investment in joint venture, beginning balance	1,750	1,951
Share in gain (loss) of joint venture	(334)	(156)
Foreign currency translation	205	(45)
Investment in joint venture, ending balance	$ 1,621	$ 1,750